UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2022
Date of reporting period: June 30, 2022

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2022

SEMI-ANNUAL REPORT

DAVIS VALUE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Value Portfolio underperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund delivered a total return of -21.94%, versus a -19.96% return for the S&P 500®. The sectors1 within the S&P 500® that reported the weakest performance were Consumer Discretionary (down 33%), Communication Services (down 30%), and Information Technology (down 27%). Energy (up 32%) was the only sector in the S&P 500® that reported positive performance during the period. The other sectors within the Index that were stronger comparatively were Utilities (down 1%) and Consumer Staples (down 6%).

Detractors from Performance

The Fund’s Communication Services holdings were the most important detractor2 from Fund performance relative to the Index. The Fund’s holdings underperformed the Index sector (down 36%, versus down 30%) and the Fund was overweight in this weaker performing sector (average weighting of 13%, versus 9%). Meta Platforms3 (down 52%) and Alphabet (down 25%) were among the weaker performers from this sector.

The Fund continued to hold a large position in Financials. These holdings were the top detractor from absolute performance. Capital One Financial (down 28%), Wells Fargo (down 18%), Bank of New York Mellon (down 27%), and JPMorgan Chase (down 28%), all holdings that were significant contributors in 2021, were among the key detractors from performance during the period. Wells Fargo, Capital One Financial, and Bank of New York Mellon all remain as top ten holdings at the end of the period, representing 7.83%, 6.87%, and 3.80% of net assets, respectively.

The Fund’s Information Technology holdings were also a key detractor from absolute performance. The Fund’s holdings underperformed the Index sector (down 32%, versus down 27%). Applied Materials (down 42%), the largest holding at the beginning of the period, was the overall top detractor from performance. Intel (down 26%) was also among the weaker performers from this sector.

The Fund had no exposure in Energy or Utilities and was underweight in Consumer Staples (average weighting of 1%, versus 6%), the three strongest performing sectors of the S&P 500®. As a result, relative performance suffered.

Additional individual detractors from performance were Amazon (down 36%) and DiDi Global (down 64%). The Fund no longer owns DiDi Global.

Contributors to Performance

Although the aforementioned Financials sector was the Fund’s largest detractor from absolute performance, the Fund benefited significantly from its overweight position (average weight of 48%, compared to the Index sector’s 12%) while also outperforming the Index sector (down 16%, versus down 18%). AIA Group (up 9%), Chubb (up 3%), Markel (up 5%), and Loews (up 3%) were among the largest contributors to performance. American Express (down 14%) started the period off strong but finished on a negative note, thus being down for the entire period. Fortunately, the Fund sold a majority of its shares before the performance declined. As a result, American Express was also a contributor for the period.

The Fund’s relative performance also benefited from both outperforming (down 29%, versus down 33%) and being underweight (average weighting of 9%, versus 12%) in the weakest performing sector of the Index, Consumer Discretionary. While JD.com (down 6%) decreased during the period, the Fund benefited from some timely purchases in March and subsequent performance of those shares.

Cigna (up 16%), a Health Care holding, was the overall top contributor to performance and a top ten holding at the end of the period, representing 4.74% of net assets. The Fund’s sole holding in the Materials sector, Teck Resources (up 8%), outperformed those of the Index (down 18%).

The Fund also benefited from its lower average weighting in the weaker performing Information Technology sector (15%, versus 27%). Additionally, the Fund had an average weighting of 15% of net assets in foreign securities. The Fund’s foreign holdings outperformed the U.S. holdings (down 14%, versus down 24%). A 3% average repurchase agreement (cash) position during the period also benefited relative performance in a weak market environment.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, foreign country risk, headline risk, large-capitalization companies risk, manager risk, depositary receipts risk, emerging market risk, fees and expenses risk, foreign currency risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	(24.81)%	5.49%	9.30%	5.66%	0.67%	0.67%
Standard & Poor’s 500® Index	(10.62)%	11.30%	12.95%	6.47%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
June 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	79.14%	Banks	21.42%	3.69%
Common Stock (Foreign)	16.28%	Diversified Financials	20.27%	4.95%
Short-Term Investments	4.48%	Information Technology	14.67%	26.84%
Other Assets & Liabilities	0.10%	Media & Entertainment	12.08%	7.45%
	100.00%	Retailing	9.95%	5.72%
		Health Care	9.74%	15.14%
		Insurance	7.76%	2.20%
		Materials	1.66%	2.60%
		Capital Goods	1.33%	5.25%
		Food, Beverage & Tobacco	1.12%	3.72%
		Energy	–	4.35%
		Utilities	–	3.10%
		Real Estate	–	2.92%
		Other	–	12.07%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/22 Net Assets)

Berkshire Hathaway Inc., Class A	Diversified Financial Services	7.97%
Wells Fargo & Co.	Banks	7.83%
Alphabet Inc.*	Media & Entertainment	6.99%
Capital One Financial Corp.	Consumer Finance	6.87%
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	5.50%
Cigna Corp.	Health Care Equipment & Services	4.74%
U.S. Bancorp	Banks	4.11%
Amazon.com, Inc.	Retailing	4.08%
Bank of New York Mellon Corp.	Capital Markets	3.80%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	3.68%
*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2022. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/22)	(06/30/22)	(01/01/22-06/30/22)
Actual	$1,000.00	$780.62	$2.96
Hypothetical	$1,000.00	$1,021.47	$3.36

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.67%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS VALUE PORTFOLIO	Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (95.42%)
COMMUNICATION SERVICES – (11.53%)
Media & Entertainment – (11.53%)
Alphabet Inc., Class A *	1,690	$3,682,949
Alphabet Inc., Class C *	1,103	2,412,757
IAC/InterActiveCorp *	11,240	853,903
Liberty TripAdvisor Holdings, Inc., Series A *	3,168	2,397
Meta Platforms, Inc., Class A *	18,580	2,996,025
Vimeo, Inc. *	18,250	109,865
	Total Communication Services	10,057,896
CONSUMER DISCRETIONARY – (9.49%)
Retailing – (9.49%)
Alibaba Group Holding Ltd., ADR (China)*	6,280	713,910
Amazon.com, Inc. *	33,520	3,560,159
Coupang, Inc., Class A (South Korea)*	46,102	587,801
JD.com, Inc., Class A, ADR (China)	29,290	1,881,004
Naspers Ltd. - N (South Africa)	2,590	376,943
Prosus N.V., Class N (Netherlands)	17,694	1,158,531
	Total Consumer Discretionary	8,278,348
CONSUMER STAPLES – (1.07%)
Food, Beverage & Tobacco – (1.07%)
Darling Ingredients Inc. *	15,640	935,272
	Total Consumer Staples	935,272
FINANCIALS – (47.19%)
Banks – (20.44%)
Danske Bank A/S (Denmark)	93,850	1,326,254
DBS Group Holdings Ltd. (Singapore)	142,077	3,035,230
JPMorgan Chase & Co.	27,098	3,051,506
U.S. Bancorp	77,910	3,585,418
Wells Fargo & Co.	174,424	6,832,188
		17,830,596
Diversified Financials – (19.34%)
Capital Markets – (3.80%)
Bank of New York Mellon Corp.	79,420	3,312,608
Consumer Finance – (7.57%)
American Express Co.	4,439	615,334
Capital One Financial Corp.	57,520	5,993,009
		6,608,343
Diversified Financial Services – (7.97%)
Berkshire Hathaway Inc., Class A *	17	6,952,150
		16,873,101
Insurance – (7.41%)
Life & Health Insurance – (4.25%)
AIA Group Ltd. (Hong Kong)	215,600	2,336,848
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	201,000	1,366,589
		3,703,437
Property & Casualty Insurance – (3.16%)
Chubb Ltd.	8,290	1,629,648
Loews Corp.	10,950	648,897

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2022 (Unaudited)

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (Continued)
Markel Corp. *	370	$478,503
		2,757,048
		6,460,485
	Total Financials	41,164,182
HEALTH CARE – (9.30%)
Health Care Equipment & Services – (6.22%)
Cigna Corp.	15,687	4,133,838
Quest Diagnostics Inc.	9,730	1,293,896
		5,427,734
Pharmaceuticals, Biotechnology & Life Sciences – (3.08%)
Viatris Inc.	256,290	2,683,356
	Total Health Care	8,111,090
INDUSTRIALS – (1.26%)
Capital Goods – (1.26%)
Orascom Construction PLC (United Arab Emirates)	13,155	37,079
Owens Corning	14,350	1,066,348
	Total Industrials	1,103,427
INFORMATION TECHNOLOGY – (14.00%)
Semiconductors & Semiconductor Equipment – (12.80%)
Applied Materials, Inc.	52,780	4,801,924
Intel Corp.	84,400	3,157,404
Texas Instruments Inc.	20,890	3,209,749
		11,169,077
Software & Services – (1.20%)
Microsoft Corp.	4,060	1,042,730
	Total Information Technology	12,211,807
MATERIALS – (1.58%)
Teck Resources Ltd., Class B (Canada)	45,150	1,380,236
	Total Materials	1,380,236
TOTAL COMMON STOCK – (Identified cost $49,038,272)		83,242,258
SHORT-TERM INVESTMENTS – (4.48%)
StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $2,019,084 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $2,059,380)	$2,019,000	2,019,000
Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $1,885,078 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.27%-4.00%, 09/01/26-04/01/52, total market value $1,922,700)	1,885,000	1,885,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,904,000)		3,904,000

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2022 (Unaudited)

	Total Investments – (99.90%) – (Identified cost $52,942,272)	$87,146,258
	Other Assets Less Liabilities – (0.10%)	87,174
	Net Assets – (100.00%)	$87,233,432

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2022 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$87,146,258
Cash	3,491
Receivables:
Capital stock sold	74,646
Dividends and interest	74,961
Investment securities sold	337,575
Prepaid expenses	2,505
Total assets	87,639,436
LIABILITIES:
Payables:
Capital stock redeemed	291
Investment securities purchased	309,322
Accrued custodian fees	21,400
Accrued investment advisory fees	44,596
Other accrued expenses	30,395
Total liabilities	406,004
NET ASSETS	$87,233,432
SHARES OUTSTANDING	12,447,876
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$7.01
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$12,448
Additional paid-in capital	17,204,098
Distributable earnings	70,016,886
Net Assets	$87,233,432
*Including:
Cost of investments	$52,942,272

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2022 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$1,253,928
Interest		9,750
Total income		1,263,678
Expenses:
Investment advisory fees (Note 3)	$458,715
Custodian fees	19,683
Transfer agent fees	7,525
Audit fees	12,103
Legal fees	3,057
Accounting fees (Note 3)	4,500
Reports to shareholders	2,377
Directors’ fees and expenses	35,328
Registration and filing fees	27
Miscellaneous	12,324
Total expenses		555,639
Net investment income		708,039
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		31,638,421
Foreign currency transactions		(2,438)
Net realized gain		31,635,983
Net decrease in unrealized appreciation		(72,345,891)
Net realized and unrealized loss on investments and foreign currency transactions		(40,709,908)
Net decrease in net assets resulting from operations		$(40,001,869)

*Net of foreign taxes withheld of	$18,100

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
OPERATIONS:
Net investment income	$708,039	$1,197,048
Net realized gain from investments and foreign currency transactions	31,635,983	35,183,006
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(72,345,891)	1,361,114
Net increase (decrease) in net assets resulting from operations	(40,001,869)	37,741,168
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(37,073,808)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(91,060,849)	5,262,431
Total increase (decrease) in net assets	(131,062,718)	5,929,791
NET ASSETS:
Beginning of period	218,296,150	212,366,359
End of period	$87,233,432	$218,296,150

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$10,057,896	$–	$–	$10,057,896
Consumer Discretionary	8,278,348	–	–	8,278,348
Consumer Staples	935,272	–	–	935,272
Financials	41,164,182	–	–	41,164,182
Health Care	8,111,090	–	–	8,111,090
Industrials	1,103,427	–	–	1,103,427
Information Technology	12,211,807	–	–	12,211,807
Materials	1,380,236	–	–	1,380,236
Short-Term Investments	–	3,904,000	–	3,904,000
Total Investments	$83,242,258	$3,904,000	$–	$87,146,258

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

At June 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$54,006,174
Unrealized appreciation	37,496,269
Unrealized depreciation	(4,356,185)
Net unrealized appreciation	$33,140,084

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, Directors’ deferred compensation payments, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2022 were $5,052,351 and $95,555,857, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2023; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2022 amounted to $4,500.

NOTE 4 - CAPITAL STOCK

At June 30, 2022, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2022 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	223,665	–	(12,074,650)	(11,850,985)
Value:	$1,825,320	$–	$(92,886,169)	$(91,060,849)

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	976,627	4,110,178	(3,953,486)	1,133,319
Value:	$10,420,262	$37,073,808	$(42,231,639)	$5,262,431

NOTE 5 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2022, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2022	Year ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$8.98	$9.17	$8.48	$6.89	$10.19	$9.10
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.03	0.06	0.06	0.07	0.09	0.07
Net Realized and Unrealized Gains (Losses)	(2.00)	1.59	0.93	2.09	(1.49)	1.99
Total from Investment Operations	(1.97)	1.65	0.99	2.16	(1.40)	2.06
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.07)	(0.06)	(0.14)	(0.09)	(0.08)
Distributions from Realized Gains	–	(1.77)	(0.24)	(0.43)	(1.81)	(0.89)
Total Dividends and Distributions	–	(1.84)	(0.30)	(0.57)	(1.90)	(0.97)
Net Asset Value, End of Period	$7.01	$8.98	$9.17	$8.48	$6.89	$10.19
Total Return[b]	(21.94)%	17.85%	11.72%	31.17%	(13.60)%	22.63%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,233	$218,296	$212,366	$217,068	$194,007	$254,032
Ratio of Expenses to Average Net Assets:
Gross	0.67%[c]	0.65%	0.65%	0.64%	0.64%	0.64%
Net[d]	0.67%[c]	0.65%	0.65%	0.64%	0.64%	0.64%
Ratio of Net Investment Income to Average Net Assets	0.85%[c]	0.52%	0.71%	0.90%	0.86%	0.72%
Portfolio Turnover Rate[e]	3%	20%	13%	8%	23%	12%

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[c]	Annualized.

[d]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[e]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2022. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Value Portfolio (the “Fund”) and its shareholders.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	achieves satisfactory investment results over the long-term, after all costs;
2.
efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.
A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Davis Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Value Portfolio underperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2022.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper large-cap value funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the two-, three-, five-, and ten-year time periods, but underperformed both over the one- and four-year time periods, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Morningstar U.S. Insurance Large Blend category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 19 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 8 out of 19 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2021. The Fund outperformed the S&P 500® in 3 out of 14 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Large Blend category in 4 out of 14 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2021.
The Independent Directors considered Davis Value Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2023.

DAVIS VALUE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Value Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Value Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

DAVIS VALUE PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2021 through March 31, 2022. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis FUNDS

50 YEARS DAVIS ADVISORS

Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2022

SEMI-ANNUAL REPORT

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio outperformed the Standard & Poor’s 500® Index (“S&P 500®” or the “Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund delivered a total return of -15.25%, versus a -19.96% return for the S&P 500®. The sectors1 within the S&P 500® that reported the weakest performance were Consumer Discretionary (down 33%), Communication Services (down 30%), and Information Technology (down 27%). In addition, each of the five industries within the Financials sector saw negative performance (Banks, Capital Markets, Consumer Finance, Diversified Financial Services, and Insurance). Energy (up 32%) was the only sector in the S&P 500® that reported positive performance during the period. The other sectors within the Index that were stronger comparatively were Utilities (down 1%) and Consumer Staples (down 6%).

Contributors to Performance
The Fund continued to hold a large position in the Insurance industry. The Fund ended the period with 20% of net assets in this industry. The Fund’s Insurance holdings were the most important contributor2 to absolute performance and the primary reason why the Fund outperformed the Index during the period. The Fund’s holdings outperformed the Index industry (up 6%, compared to down 2%). Alleghany3 (up 25%) was the overall top contributor to performance. The Fund liquidated its Alleghany position in June. Markel (up 5%), Chubb (up 3%), Loews (up 3%), and Everest Re Group (up 4%) were other contributors from the Insurance industry. Chubb and Markel were top five holdings at the end of the period, representing 6.66% and 6.13% of net assets, respectively.
In March, the Fund initiated a position in Prosus (up 16%), the only non-financial holding in the Fund. The Consumer Discretionary holding was the second largest contributor to performance during the period.
The Fund had an average weighting of 20% of net assets in foreign securities. The Fund’s foreign holdings slightly outperformed the U.S. holdings (down 15%, versus down 16%).
Detractors from Performance
The Fund’s largest industry weighting during the period was in Banks, ending the period with 43% of net assets in this industry. The Fund’s Bank holdings were the top detractor from absolute performance. JPMorgan Chase (down 28%), Bank of America (down 29%), Wells Fargo (down 18%), PNC Financial (down 20%), and U.S. Bancorp (down 17%), all holdings that were significant contributors in 2021, were among the largest detractors from performance during the period. All remain as top ten holdings at the end of the period.
All three holdings from the Capital Markets industry, Bank of New York Mellon (down 27%), Julius Baer Group (down 28%), and Charles Schwab (down 24%), were top detractors from performance.
The overall top detractor from performance was also the largest holding at the end of the period, Capital One Financial. The Consumer Finance holding was down 28% and represented 7.85% of net assets at the end of the period. Another weak performer was Thrifts & Mortgage Finance holding, Rocket Companies (down 43%).

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, common stock risk, financial services risk, credit risk, interest rate sensitivity risk, focused portfolio risk, headline risk, foreign country risk, large-capitalization companies risk, manager risk, depositary receipts risk, fees and expenses risk, foreign currency risk, emerging market risk, and mid- and small-capitalization companies risk. See the prospectus for a full description of each risk.
Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Financial Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund’s portfolio in a few companies, the Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted.
[1]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[2]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	(11.52)%	5.44%	10.10%	5.72%	0.73%	0.73%
Standard & Poor’s 500® Index	(10.62)%	11.30%	12.95%	6.47%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
June 30, 2022 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	75.38%	Banks	43.85%	3.69%
Common Stock (Foreign)	21.71%	Insurance	20.13%	2.20%
Short-Term Investments	2.78%	Capital Markets	13.02%	2.88%
Other Assets & Liabilities	0.13%	Consumer Finance	11.94%	0.52%
	100.00%	Diversified Financial Services	6.40%	1.55%
		Retailing	2.68%	5.72%
		Thrifts & Mortgage Finance	1.98%	–
		Information Technology	–	26.84%
		Health Care	–	15.14%
		Media & Entertainment	–	7.45%
		Capital Goods	–	5.25%
		Energy	–	4.35%
		Food, Beverage & Tobacco	–	3.72%
		Other	–	20.69%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/22 Net Assets)

Capital One Financial Corp.	Consumer Finance	7.85%
Chubb Ltd.	Property & Casualty Insurance	6.66%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	6.22%
Markel Corp.	Property & Casualty Insurance	6.13%
Wells Fargo & Co.	Banks	6.13%
JPMorgan Chase & Co.	Banks	5.68%
U.S. Bancorp	Banks	5.62%
PNC Financial Services Group, Inc.	Banks	4.90%
Bank of America Corp.	Banks	4.83%
Bank of New York Mellon Corp.	Capital Markets	4.77%

4

DAVIS FINANCIAL PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2022. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/22)	(06/30/22)	(01/01/22-06/30/22)
Actual	$1,000.00	$847.53	$3.34
Hypothetical	$1,000.00	$1,021.17	$3.66

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.73%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.09%)
CONSUMER DISCRETIONARY – (2.60%)
Retailing – (2.60%)
Prosus N.V., Class N (Netherlands)	20,880	$1,367,137
	Total Consumer Discretionary	1,367,137
FINANCIALS – (94.49%)
Banks – (44.50%)
Banks – (42.58%)
Bank of America Corp.	81,660	2,542,076
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	46,930	1,463,746
Danske Bank A/S (Denmark)	112,270	1,586,559
DBS Group Holdings Ltd. (Singapore)	112,437	2,402,023
DNB Bank ASA (Norway)	67,120	1,203,086
Fifth Third Bancorp	39,350	1,322,160
JPMorgan Chase & Co.	26,530	2,987,543
Metro Bank PLC (United Kingdom)*	139,120	130,739
PNC Financial Services Group, Inc.	16,330	2,576,384
U.S. Bancorp	64,290	2,958,626
Wells Fargo & Co.	82,320	3,224,474
		22,397,416
Thrifts & Mortgage Finance – (1.92%)
Rocket Companies, Inc., Class A	137,200	1,009,792
		23,407,208
Diversified Financials – (30.45%)
Capital Markets – (12.64%)
Bank of New York Mellon Corp.	60,200	2,510,942
Charles Schwab Corp.	26,660	1,684,379
Julius Baer Group Ltd. (Switzerland)	53,169	2,452,797
		6,648,118
Consumer Finance – (11.59%)
American Express Co.	14,210	1,969,790
Capital One Financial Corp.	39,620	4,128,008
		6,097,798
Diversified Financial Services – (6.22%)
Berkshire Hathaway Inc., Class A *	8	3,271,600
		16,017,516
Insurance – (19.54%)
Life & Health Insurance – (1.55%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	120,000	815,874
Property & Casualty Insurance – (16.34%)
Chubb Ltd.	17,826	3,504,235
Loews Corp.	31,480	1,865,505
Markel Corp. *	2,495	3,226,659
		8,596,399
Reinsurance – (1.65%)
Everest Re Group, Ltd.	1,960	549,349

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Greenlight Capital Re, Ltd., Class A *	41,380	$319,867
			869,216
			10,281,489
		Total Financials	49,706,213
	TOTAL COMMON STOCK – (Identified cost $34,726,768)		51,073,350
SHORT-TERM INVESTMENTS – (2.78%)
	StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $757,032 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $772,140)	$757,000	757,000
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $707,029 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 08/01/29-04/01/52, total market value $721,140)	707,000	707,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,464,000)		1,464,000
	Total Investments – (99.87%) – (Identified cost $36,190,768)		52,537,350
	Other Assets Less Liabilities – (0.13%)		67,105
	Net Assets – (100.00%)		$52,604,455

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2022 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$52,537,350
Cash	118
Receivables:
Capital stock sold	13,641
Dividends and interest	113,629
Prepaid expenses	757
Total assets	52,665,495
LIABILITIES:
Payables:
Capital stock redeemed	395
Accrued audit fees	9,353
Accrued custodian fees	13,550
Accrued investment advisory fees	25,896
Other accrued expenses	11,846
Total liabilities	61,040
NET ASSETS	$52,604,455
SHARES OUTSTANDING	4,443,710
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$11.84
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,444
Additional paid-in capital	33,214,323
Distributable earnings	19,385,688
Net Assets	$52,604,455
*Including:
Cost of investments	$36,190,768

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the six months ended June 30, 2022 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$928,444
Interest		2,203
Total income		930,647
Expenses:
Investment advisory fees (Note 3)	$177,985
Custodian fees	13,437
Transfer agent fees	6,061
Audit fees	10,752
Legal fees	1,101
Accounting fees (Note 3)	1,002
Reports to shareholders	1,440
Directors’ fees and expenses	17,460
Registration and filing fees	9
Miscellaneous	8,478
Total expenses		237,725
Net investment income		692,922
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		2,343,788
Foreign currency transactions		(11,019)
Net realized gain		2,332,769
Net decrease in unrealized appreciation		(13,366,080)
Net realized and unrealized loss on investments and foreign currency transactions		(11,033,311)
Net decrease in net assets resulting from operations		$(10,340,389)
*Net of foreign taxes withheld of		$38,951

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
OPERATIONS:
Net investment income	$692,922	$876,395
Net realized gain from investments and foreign currency transactions	2,332,769	4,904,469
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(13,366,080)	11,309,017
Net increase (decrease) in net assets resulting from operations	(10,340,389)	17,089,881
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	–	(6,021,876)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(4,890,690)	892,019
Total increase (decrease) in net assets	(15,231,079)	11,960,024
NET ASSETS:
Beginning of period	67,835,534	55,875,510
End of period	$52,604,455	$67,835,534

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Consumer Discretionary	$1,367,137	$–	$–	$1,367,137
Financials	49,706,213	–	–	49,706,213
Short-Term Investments	–	1,464,000	–	1,464,000
Total Investments	$51,073,350	$1,464,000	$–	$52,537,350

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

At June 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$36,223,045
Unrealized appreciation	19,762,952
Unrealized depreciation	(3,448,647)
Net unrealized appreciation	$16,314,305

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, and Directors’ deferred compensation payments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2022 were $5,632,780 and $9,971,100, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2023; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2022 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2022, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2022 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	615,194	–	(1,027,505)	(412,311)
Value:	$8,800,568	$–	$(13,691,258)	$(4,890,690)

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	1,290,688	429,520	(1,621,580)	98,628
Value:	$18,293,169	$6,021,876	$(23,423,026)	$892,019

14

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2022	Year ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$13.97	$11.74	$13.47	$11.55	$15.50	$14.03
Income (Loss) from Investment Operations:
Net Investment Income	0.16	0.20	0.17	0.22	0.21	0.12
Net Realized and Unrealized Gains (Losses)	(2.29)	3.39	(0.99)	2.77	(1.89)	2.89
Total from Investment Operations	(2.13)	3.59	(0.82)	2.99	(1.68)	3.01
Dividends and Distributions:
Dividends from Net Investment Income	–	(0.21)	(0.17)	(0.21)	(0.20)	(0.12)
Distributions from Realized Gains	–	(1.15)	(0.74)	(0.86)	(2.07)	(1.42)
Total Dividends and Distributions	–	(1.36)	(0.91)	(1.07)	(2.27)	(1.54)
Net Asset Value, End of Period	$11.84	$13.97	$11.74	$13.47	$11.55	$15.50
Total Return[a]	(15.25)%	30.54%	(5.99)%	25.86%	(10.67)%	21.42%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$52,604	$67,836	$55,876	$67,991	$61,692	$75,378
Ratio of Expenses to Average Net Assets:
Gross	0.73%[b]	0.70%	0.73%	0.70%	0.69%	0.72%
Net[c]	0.73%[b]	0.70%	0.73%	0.70%	0.69%	0.72%
Ratio of Net Investment Income to Average Net Assets	2.14%[b]	1.28%	1.49%	1.58%	1.31%	0.75%
Portfolio Turnover Rate[d]	9%	13%	12%	6%	23%	14%

[a]
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

[b]	Annualized.

[c]	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2022. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Portfolio (the “Fund”) and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	achieves satisfactory investment results over the long-term, after all costs;
2.
efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.
A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Davis Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Financial Portfolio outperformed its benchmark, the Standard & Poor’s 500® Index (the “S&P 500®”), over the one-year time period, but underperformed the S&P 500® over the three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2022.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper financial services funds underlying variable insurance products (the “Performance Universe Average”). The report indicated that the Fund underperformed the Performance Universe Average over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500® and the Morningstar U.S. Insurance Financial category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 6 out of 19 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 12 out of 19 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2021. The Fund outperformed the S&P 500® in 1 out of 14 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Financial category in 13 out of 14 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2021.
The Independent Directors considered Davis Financial Portfolio’s management fee and total expense ratio. They observed that both were reasonable and well below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2023.

17

DAVIS FINANCIAL PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Financial Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Financial Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS FINANCIAL PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2021 through March 31, 2022. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

19

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

June 30, 2022

SEMI-ANNUAL REPORT

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio (the “Fund”) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Fund files its complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio slightly outperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the six-month period ended June 30, 2022 (the “period”). The Fund delivered a total return of -21.09%, versus a -21.63% return for the Wilshire Index. All sub-industries1 in the Wilshire Index reported negative performance during the period. The sub-industries that reported the weakest performance were Retail REITs (down 29%), Industrial REITs (down 28%), and Office REITs (down 26%). The sub-industries within the Wilshire Index that were stronger comparatively were Diversified REITs (down 1%) and Health Care REITs (down 7%).

Contributors to Performance
No REIT sub-industry contributed2 positively to the Fund’s absolute performance during the period. However, several sub-industries contributed to performance relative to the Wilshire Index, including the largest Fund position and strongest contributor, Specialized REITs. The Fund’s holdings outperformed the Index sub-industry (down 17%, versus down 21%) and the Fund had a higher average weighting than the Index (23%, versus 22%). Top contributors included CatchMark Timber Trust3 (up 18%) and VICI Properties (up 1%).

Residential REITs, the second-largest sub-industry position with an average weighting of 19%, were another relative outperformer. The Fund’s holdings outperformed the Index sub-industry (down 19%, versus down 21%). American Campus Communities (up 14%) was the single most important contributor to performance during the period. The Fund sold its position in American Campus Communities in April soon after it was announced the company was being purchased by Blackstone.

Radius Global Infrastructure (up 10%), a non-REIT position added to the Fund early in the period, was a key contributor to performance. Additional individual contributors were Ventas (up 2%), a Health Care REIT, and Duke Realty (up 6%), a recently purchased Industrial REIT.

Given the down market, the Fund benefited from its 2% average position in repurchase agreements (cash) during the period.

Detractors from Performance
Industrial REITs were the top detractor from absolute performance and an important detractor relative to the Wilshire Index. The Fund’s holdings underperformed the Index sub-industry (down 30%, versus down 28%), but a smaller average weighting than the Index (14%, versus 17%) in the lesser performing Index sub-industry reduced the impact from the weaker stock selection. Prologis (down 29%), the single largest contributor in 2021, was the overall top detractor from performance during the most recent period. Prologis remained the largest holding at the end of the period, representing 5.87% of net assets. Terreno Realty (down 34%) and Rexford Industrial Realty (down 28%), two other top contributors in 2021, were also significant detractors from the Industrial REITs sub-industry during the period.

The Fund’s Office REITs were a top detractor from performance on both an absolute and relative basis. The Fund was overweight in the weaker performing sub-industry (average weighting of 13%, versus 10% for the Index) and the Fund’s holdings underperformed the Index sub-industry (down 29%, versus down 26%). Alexandria Real Estate Equities (down 34%) and Cousins Properties (down 26%) were among the top detractors from performance.

The Fund was underweight in the top performing sub-industry of the Index, Diversified REITs (1% average weighting, versus 2%), and its lone holding underperformed (down 22%, versus down 1% for the Index sub-industry).

As discussed above, the Specialized REITs position in the Fund was a contributor to performance relative to the Wilshire Index. However, Specialized REITs were a significant detractor from absolute performance. Equinix (down 22%) and Digital Realty Trust (down 25%) were top detractors from this sub-industry.

Simon Property Group (down 39%), a Retail REIT, was the second largest detractor from performance during the period. Also among the top detractors were two Residential REITs, Essex Property Trust (down 25%) and AvalonBay Communities (down 22%).

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, common stock risk, real estate risk, headline risk, large-capitalization companies risk, manager risk, fees and expenses risk, mid- and small-capitalization companies risk, and variable current income risk. See the prospectus for a full description of each risk.
Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both positive and negative, is expected to reflect the economic performance of the real estate sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the six-month period ended June 30, 2022, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the six-month period, June 30, 2022, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company’s or sub-industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on June 30, 2012

Average Annual Total Return for periods ended June 30, 2022

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(7.96)%	5.35%	6.71%	7.90%	1.02%	1.00%
Standard & Poor’s 500® Index	(10.62)%	11.30%	12.95%	6.47%
Wilshire U.S. Real Estate Securities Index	(6.68)%	5.25%	7.45%	9.53%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. The operating expense ratio may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
June 30, 2022 (Unaudited)

Portfolio Composition		Sub-Industry Weightings
(% of Fund’s 06/30/22 Net Assets)		(% of 06/30/22 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock	98.78%	Specialized REITs	26.11%	22.57%
Short-Term Investments	1.12%	Residential REITs	17.68%	23.91%
Other Assets & Liabilities	0.10%	Industrial REITs	14.12%	16.58%
	100.00%	Retail REITs	12.67%	9.66%
		Office REITs	12.04%	9.32%
		Health Care REITs	10.94%	11.31%
		Hotel & Resort REITs	4.20%	3.46%
		Integrated Telecommunication Services	1.22%	–
		Diversified REITs	1.02%	2.67%
		Real Estate Operating Companies	–	0.28%
		Hotels, Resorts & Cruise Lines	–	0.24%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 06/30/22 Net Assets)

Prologis, Inc.	Industrial REITs	5.87%
American Tower Corp.	Specialized REITs	4.61%
Welltower Inc.	Health Care REITs	4.35%
Public Storage	Specialized REITs	4.14%
Equinix, Inc.	Specialized REITs	3.97%
Brixmor Property Group, Inc.	Retail REITs	3.72%
AvalonBay Communities, Inc.	Residential REITs	3.65%
Equity Residential	Residential REITs	3.37%
Rexford Industrial Realty, Inc.	Industrial REITs	3.29%
Crown Castle, Inc.	Specialized REITs	3.26%

4

DAVIS REAL ESTATE PORTFOLIO	Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended June 30, 2022. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/22)	(06/30/22)	(01/01/22-06/30/22)
Actual	$1,000.00	$789.13	$4.44
Hypothetical	$1,000.00	$1,019.84	$5.01

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (1.00%)**, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.78%)
COMMUNICATION SERVICES – (1.21%)
Telecommunication Services – (1.21%)
Integrated Telecommunication Services – (1.21%)
Radius Global Infrastructure, Inc., Class A *	9,260	$141,308
Total Communication Services		141,308
REAL ESTATE – (97.57%)
Equity Real Estate Investment Trusts (REITs) – (97.57%)
Diversified REITs – (1.01%)
STORE Capital Corp.	4,520	117,882
Health Care REITs – (10.81%)
Healthcare Realty Trust, Inc.	8,230	229,699
Healthpeak Properties, Inc.	8,580	222,308
Ventas, Inc.	5,920	304,466
Welltower Inc.	6,180	508,923
		1,265,396
Hotel & Resort REITs – (4.15%)
Host Hotels & Resorts Inc.	13,680	214,502
Sunstone Hotel Investors, Inc. *	27,350	271,312
		485,814
Industrial REITs – (13.94%)
Americold Realty Trust	2,330	69,993
Duke Realty Corp.	1,230	67,589
Innovative Industrial Properties, Inc.	1,000	109,870
Prologis, Inc.	5,843	687,429
Rexford Industrial Realty, Inc.	6,690	385,277
Terreno Realty Corp.	5,610	312,645
		1,632,803
Office REITs – (11.89%)
Alexandria Real Estate Equities, Inc.	2,620	379,979
Boston Properties, Inc.	2,120	188,638
Cousins Properties, Inc.	10,655	311,446
Douglas Emmett, Inc.	9,250	207,015
Highwoods Properties, Inc.	4,790	163,770
Hudson Pacific Properties, Inc.	5,610	83,252
SL Green Realty Corp.	1,262	58,241
		1,392,341
Residential REITs – (17.46%)
American Homes 4 Rent, Class A	7,140	253,042
AvalonBay Communities, Inc.	2,200	427,350
Camden Property Trust	1,970	264,926
Equity Residential	5,460	394,321
Essex Property Trust, Inc.	1,440	376,574
Sun Communities, Inc.	850	135,456
UDR, Inc.	4,180	192,447
		2,044,116
Retail REITs – (12.52%)
Acadia Realty Trust	5,577	87,113
Brixmor Property Group, Inc.	21,560	435,727

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
June 30, 2022 (Unaudited)

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Retail REITs – (Continued)
	Federal Realty Investment Trust	2,590	$247,966
	NetSTREIT Corp.	7,040	132,845
	Retail Opportunity Investments Corp.	14,005	220,999
	Simon Property Group, Inc.	3,590	340,763
			1,465,413
	Specialized REITs – (25.79%)
	American Tower Corp.	2,110	539,295
	CatchMark Timber Trust Inc., Class A	16,490	165,889
	Crown Castle, Inc.	2,270	382,223
	CubeSmart	2,970	126,878
	Digital Realty Trust, Inc.	2,860	371,314
	Equinix, Inc.	708	465,170
	Extra Space Storage Inc.	1,390	236,467
	Life Storage, Inc.	1,120	125,059
	Public Storage	1,550	484,638
	VICI Properties Inc.	4,120	122,735
			3,019,668
		Total Real Estate	11,423,433
	TOTAL COMMON STOCK – (Identified cost $9,605,456)		11,564,741
SHORT-TERM INVESTMENTS – (1.12%)
	StoneX Financial Inc. Joint Repurchase Agreement, 1.50%, 07/01/22, dated 06/30/22, repurchase value of $68,003 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.375%-8.50%, 11/20/22-10/15/63, total market value $69,360)	$68,000	68,000
	Truist Securities, Inc. Joint Repurchase Agreement, 1.49%, 07/01/22, dated 06/30/22, repurchase value of $63,003 (collateralized by: U.S. Government agency mortgage and obligation in a pooled cash account, 0.00%-4.00%, 12/07/22-04/01/52, total market value $64,260)	63,000	63,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $131,000)		131,000
	Total Investments – (99.90%) – (Identified cost $9,736,456)		11,695,741
	Other Assets Less Liabilities – (0.10%)		12,103
	Net Assets – (100.00%)		$11,707,844

*	Non-income producing security.

See Notes to Financial Statements

7

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At June 30, 2022 (Unaudited)

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$11,695,741
Cash	652
Receivables:
Capital stock sold	193
Dividends and interest	43,711
Prepaid expenses	164
Due from Adviser	1,500
Total assets	11,741,961
LIABILITIES:
Payables:
Capital stock redeemed	950
Accrued audit fees	8,765
Accrued custodian fees	6,200
Accrued directors’ fees and expenses	1,783
Accrued investment advisory fees	7,557
Other accrued expenses	8,862
Total liabilities	34,117
NET ASSETS	$11,707,844
SHARES OUTSTANDING	755,611
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.49
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$756
Additional paid-in capital	8,942,319
Distributable earnings	2,764,769
Net Assets	$11,707,844
*Including:
Cost of investments	$9,736,456

See Notes to Financial Statements

8

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the six months ended June 30, 2022 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$205,767
Interest		458
Total income		206,225
Expenses:
Investment advisory fees (Note 3)	$39,362
Custodian fees	6,057
Transfer agent fees	3,487
Audit fees	10,164
Legal fees	247
Accounting fees (Note 3)	1,002
Reports to shareholders	384
Directors’ fees and expenses	5,095
Registration and filing fees	2
Miscellaneous	7,022
Total expenses		72,822
Reimbursement of expenses by Adviser (Note 3)		(1,500)
Net expenses		71,322
Net investment income		134,903
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investment transactions		526,419
Net realized gain		526,419
Net decrease in unrealized appreciation		(3,890,051)
Net realized and unrealized loss on investments		(3,363,632)
Net decrease in net assets resulting from operations		$(3,228,729)

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
OPERATIONS:
Net investment income	$134,903	$116,880
Net realized gain from investments	526,419	841,005
Net increase (decrease) in unrealized appreciation on investments	(3,890,051)	3,916,022
Net increase (decrease) in net assets resulting from operations	(3,228,729)	4,873,907
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(63,414)	(167,554)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(1,655,996)	323,329
Total increase (decrease) in net assets	(4,948,139)	5,029,682
NET ASSETS:
Beginning of period	16,655,983	11,626,301
End of period	$11,707,844	$16,655,983

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation) and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The COVID-19 pandemic has caused market disruptions on a global scale and the long-term impact is uncertain. The aforementioned disruptions may adversely affect the value and liquidity of the Fund’s investments and thus Fund performance. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stock:
Communication Services	$141,308	$–	$–	$141,308
Real Estate	11,423,433	–	–	11,423,433
Short-Term Investments	–	131,000	–	131,000
Total Investments	$11,564,741	$131,000	$–	$11,695,741

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Fund.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the USD equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2022, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2018.

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At June 30, 2022, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$9,867,285
Unrealized appreciation	2,505,828
Unrealized depreciation	(677,372)
Net unrealized appreciation	$1,828,456

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, excise tax payments, Directors’ deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2022 were $1,904,945 and $2,641,524, respectively.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
June 30, 2022 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

All officers of the Fund (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

Investment Advisory Fees and Reimbursement of Expenses - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual Fund operating expenses at 1.00% until May 1, 2023; after that date, there is no assurance that expenses will be capped. The expense cap cannot be terminated prior to this date without the consent of the Board of Directors. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund. During the six months ended June 30, 2022, such reimbursements amounted to $1,500.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended June 30, 2022 amounted to $1,002.

NOTE 4 - CAPITAL STOCK

At June 30, 2022, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2022 (Unaudited)
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	43,783	3,647	(136,588)	(89,158)
Value:	$779,149	$63,414	$(2,498,559)	$(1,655,996)

	Year ended December 31, 2021
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	155,394	9,658	(147,690)	17,362
Value:	$2,619,644	$167,554	$(2,463,869)	$323,329

14

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Six months ended June 30, 2022	Year ended December 31,
	(Unaudited)	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$19.72	$14.05	$15.69	$13.02	$14.85	$14.36
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.17	0.14	0.17	0.28	0.30	0.22
Net Realized and Unrealized Gains (Losses)	(4.32)	5.73	(1.48)	3.06	(1.01)	0.96
Total from Investment Operations	(4.15)	5.87	(1.31)	3.34	(0.71)	1.18
Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.20)	(0.27)	(0.15)	(0.41)	(0.18)
Distributions from Realized Gains	–	–	(0.06)	(0.52)	(0.71)	(0.51)
Total Dividends and Distributions	(0.08)	(0.20)	(0.33)	(0.67)	(1.12)	(0.69)
Net Asset Value, End of Period	$15.49	$19.72	$14.05	$15.69	$13.02	$14.85
Total Return[b]	(21.09)%	41.98%	(8.08)%	25.74%	(4.82)%	8.25%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,708	$16,656	$11,626	$14,414	$12,564	$15,602
Ratio of Expenses to Average Net Assets:
Gross	1.02%[c]	0.97%	1.04%	0.97%	1.00%	0.93%
Net[d]	1.00%[c]	0.97%	1.00%	0.97%	1.00%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.89%[c]	0.83%	1.28%	1.83%	2.07%	1.50%
Portfolio Turnover Rate[e]	13%	28%	24%	15%	40%	22%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c	Annualized.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

15

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2022. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Real Estate Portfolio (the “Fund”) and its shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of the Fund on an absolute basis, as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of the Fund, but also the full range and quality of services provided by Davis Advisors to the Fund and its shareholders, including whether the Fund:
1.	achieves satisfactory investment results over the long-term, after all costs;
2.
efficiently and effectively handles shareholder transactions, inquiries, requests, and records, provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

3.	fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some but not all of these services.
A shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful positive impact on investor behavior.
In aggregate, Davis Advisors, employees of Davis Advisors, and the Davis family have made significant investments in the Davis Funds. The Independent Directors considered that these investments tend to align Davis Advisors’, Davis Advisors’ employees, and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability and integrity of its senior management and other personnel.

16

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) record of generally producing satisfactory results over longer-term periods; (c) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (d) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of the Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for the Fund, profitability of the Fund to Davis Advisors, the extent to which economies of scale might be realized if the Fund’s net assets increase, and whether the fee schedule should reflect those potential economies of scale, at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to the Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Fund.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Davis Funds, the Independent Directors noted that the range of services provided to the Davis Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of the more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Davis Funds and Davis Advisors’ other lines of business.
The Independent Directors noted that Davis Real Estate Portfolio outperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the five-year time period, but underperformed the Wilshire U.S. RESI over the one-, three-, ten-year, and since-inception time periods, all periods ended February 28, 2022.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper real estate funds underlying variable insurance products (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, and four-year time periods, performed in line with the Performance Universe Average and outperformed the Lipper Index over the five-year time period, and performed in line with the Lipper Index and underperformed the Performance Universe Average over the ten-year time period, all periods ended December 31, 2021.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Morningstar U.S. Insurance Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 4 out of 19 rolling five-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in 6 out of 19 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2021. The Fund underperformed the Wilshire U.S. RESI in 14 out of 14 rolling ten-year time periods and outperformed the Morningstar U.S. Insurance Real Estate category in 1 out of 14 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2021.
The Independent Directors considered Davis Real Estate Portfolio’s management fee and total expense ratio. They observed that both were reasonable and below the average and median of its expense group, as determined by Broadridge. The Independent Directors also noted that the Adviser has agreed to cap expenses through May 1, 2023.

17

DAVIS REAL ESTATE PORTFOLIO	Director Approval of Advisory Agreements
(Unaudited) – (Continued)

Approval of Advisory Agreements

The Independent Directors concluded that Davis Advisors had provided Davis Real Estate Portfolio and its shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fee for Davis Real Estate Portfolio was reasonable in light of the nature, quality, and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of its peer group, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

18

DAVIS REAL ESTATE PORTFOLIO	Liquidity Risk Management Program

Following is a description of the operation and effectiveness of the Liquidity Risk Management Program (“LRMP”) that was adopted by the Board of Directors (the “Board”) in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The Liquidity Rule is meant to promote effective liquidity risk management practices in order to reduce the likelihood that a fund would be unable to meet its redemption obligations.

The Board has appointed Davis Selected Advisers, L.P. (the “Adviser”) to serve as the Administrator of the LRMP, subject to the supervision of the Board. The Adviser has engaged a third party to perform certain functions, including the production of liquidity classification model information.

The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis. This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a Fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Fund’s investments into one of four liquidity classifications as provided for in the Liquidity Rule.

At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2021 through March 31, 2022. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purpose of their service as Directors to the Davis Funds, the business address for each of the Directors is: 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire from the Board of Directors and cease being a Director at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name, Date of Birth, Position(s) Held with Fund, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

John S. Gates Jr. (08/02/53) Director since 2007	Executive Chairman, TradeLane Properties LLC (industrial real estate company).	13	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company); Director, Miami Corp. (diversified investment company).

Thomas S. Gayner (12/16/61) Director since 2004 Chairman since 2009	Co-Chief Executive Officer and Director, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (educational and media company); Director, Cable ONE Inc. (cable service provider).

Samuel H. Iapalucci (07/19/52) Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M HILL Companies, Ltd. (engineering) until 2008.	13	None

Robert P. Morgenthau (03/22/57) Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	None

Lara N. Vaughan (04/20/69) Director since 2021	Chief Executive Officer and Chief Financial Officer of Parchman, Vaughan & Company, L.L.C. (investment bank).	13	None

Marsha C. Williams (03/28/51) Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13	Chairperson, Modine Manufacturing Company (heat transfer technology); Director, Fifth Third Bancorp (diversified financial services); Director, Crown Holdings, Inc. (manufacturing company).
Interested Directors*

Andrew A. Davis (06/25/63) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee, Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65) Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.	16
Director, Selected Funds (consisting of two portfolios)
since 1998; Trustee, Clipper Funds Trust (consisting
of one portfolio) since 2014; Lead Independent
Director, Graham Holdings Company (educational
and media company); Director, The Coca-Cola
Company (beverage company); Director, Berkshire
Hathaway Inc. (financial services).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Lisa J. Cohen (born 04/25/89, Davis Funds officer since 2021). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President, Senior Attorney, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of four portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Randi J. Roessler (born 06/26/81, Davis Funds officer since 2018). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of four portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

20

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
DST Asset Manager Solutions, Inc.
c/o The Davis Funds
P.O. Box 219197
Kansas City, Missouri 64121-9197

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent director Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this Form N-CSR

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Directors.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13. EXHIBITS

(a)(1)	Not Applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 12, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 12, 2022

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: August 12, 2022